Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - Trade receivables - Financial assets at amortised cost - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Credit risk for trade receivables
Financial assets	€ 3,242	€ 2,849
Gross carrying amount
Credit risk for trade receivables
Financial assets	4,107	3,614
Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(865)	(765)
Current
Credit risk for trade receivables
Financial assets	2,486	2,147
Current | Gross carrying amount
Credit risk for trade receivables
Financial assets	2,553	2,199
Current | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(67)	(52)
30 days or less
Credit risk for trade receivables
Financial assets	341	291
30 days or less | Gross carrying amount
Credit risk for trade receivables
Financial assets	400	347
30 days or less | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(59)	(56)
Between 31 and 60 days
Credit risk for trade receivables
Financial assets	107	96
Between 31 and 60 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	134	122
Between 31 and 60 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(27)	(26)
Between 61 and 180 days
Credit risk for trade receivables
Financial assets	155	197
Between 61 and 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	284	308
Between 61 and 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(129)	(111)
Greater than 180 days
Credit risk for trade receivables
Financial assets	153	118
Greater than 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	736	638
Greater than 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	€ (583)	€ (520)